Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.0%)
Pennsylvania (99.6%)
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	3,014
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,330
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,732
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,035	2,255
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	30
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	12
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,400	2,792
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,000	3,691
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,672
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	4,053
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,795
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	6,689
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,924
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	6,361
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	10,440	12,013
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	8,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	5,617
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,000	1,139
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	19,000	21,043
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	19,000	22,484
	Allegheny County PA GO	5.000%	11/1/26	2,540	3,214
	Allegheny County PA GO	4.000%	11/1/30	3,000	3,508
	Allegheny County PA GO	5.000%	12/1/30	1,365	1,609
	Allegheny County PA GO	4.000%	11/1/33	300	360
	Allegheny County PA GO	4.000%	11/1/34	915	1,093
	Allegheny County PA GO	5.000%	12/1/34	1,695	1,983
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,458
	Allegheny County PA GO	5.000%	11/1/41	5,015	6,118
[1]	Allegheny County PA GO, Prere.	5.000%	12/1/22	10,000	11,071
[2]	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,162
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,162
[3,4]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.050%	9/1/20	1,800	1,800
[3,4]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.050%	9/1/20	9,300	9,300
[5]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/30	3,400	4,133
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	929
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,259
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	3,016
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	6,000	7,147
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,710
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	4,250	5,015
[5]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	4,016
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,647
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	3,001
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	7,485	8,379
[1]	Allentown City School District GO	4.000%	2/15/21	480	488
[1]	Allentown City School District GO	4.000%	2/15/22	2,835	2,973
[1]	Allentown City School District GO	4.000%	2/15/23	340	367
[1]	Allentown City School District GO	4.000%	2/15/24	550	610
[5]	Allentown City School District GO	5.000%	2/1/31	4,000	5,149
[5]	Allentown City School District GO	5.000%	2/1/32	3,075	3,933
[5]	Allentown City School District GO	5.000%	6/1/32	1,465	1,770
[5]	Allentown City School District GO	4.000%	2/1/34	1,500	1,753
[5]	Allentown City School District GO	5.000%	2/1/34	1,300	1,654
[5]	Allentown City School District GO	4.000%	2/1/35	1,175	1,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Allentown City School District GO	5.000%	6/1/35	2,000	2,400
[5]	Allentown City School District GO	4.000%	2/1/36	1,100	1,276
[5]	Allentown City School District GO	5.000%	6/1/36	1,500	1,796
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	1,180	1,245
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	250	263
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	11,530	12,018
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	15,595	16,198
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,000	1,050
[5]	Altoona Area School District GO	5.000%	12/1/48	1,500	1,762
[1]	Altoona Area School District GO	4.250%	12/1/49	3,500	3,781
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,435
[5]	Armstrong School District GO	5.000%	3/15/31	1,800	2,330
[5]	Armstrong School District GO	3.000%	3/15/32	3,510	3,893
[5]	Armstrong School District GO	3.000%	3/15/33	5,495	6,047
[5]	Armstrong School District GO	3.000%	3/15/34	5,605	6,143
[5]	Armstrong School District GO	4.000%	3/15/41	1,200	1,399
[5]	Beaver County PA GO	4.000%	4/15/29	3,505	4,137
[5]	Beaver County PA GO	4.000%	4/15/30	500	587
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	754
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	402
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,670
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	448
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	529
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	875
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,672
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,580
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/23	600	646
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	2,060
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/35	3,350	3,675
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/47	5,000	4,958
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/47	15,950	17,087
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	15,500	16,554
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,955	7,113
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	7,000	7,143
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/31	750	873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/32	790	923
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project) PUT	5.000%	2/1/30	6,720	7,608
	Berks County PA GO	4.000%	11/15/24	600	692
	Berks County PA GO	5.000%	11/15/24	500	597
	Berks County PA GO	5.000%	11/15/25	1,545	1,908
[5]	Bermudian Springs School District GO	4.000%	5/1/44	2,500	2,831
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,880
[1]	Blue Mountain School District GO	4.000%	8/1/22	235	251
[1]	Blue Mountain School District GO	4.000%	8/1/23	470	516
[1]	Blue Mountain School District GO	4.000%	8/1/24	500	565
[1]	Blue Mountain School District GO	4.000%	8/1/25	460	531
	Bristol Township School District GO	5.250%	6/1/37	3,000	3,364
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	620
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	1,011
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	3,019
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,172
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	6,265
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.100%	9/3/20	3,845	3,845
	Butler County General Authority Miscellaneous Revenue VRDO	0.100%	9/3/20	9,420	9,420
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	597
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	555
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	608
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,875
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,532
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	4,870
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,537
[1]	Cambria County PA GO	4.000%	8/1/32	1,000	1,144
[1]	Cambria County PA GO	4.000%	8/1/34	750	849
[1]	Cambria County PA GO	4.000%	8/1/35	700	788
[5]	Canon Mcmillan School District GO	5.000%	12/15/37	3,000	3,504
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,608
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/27	1,530	1,849
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/28	1,605	1,935
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/30	1,135	1,362
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,716
	Capital Region Water Revenue	5.000%	7/15/31	2,225	2,836
	Capital Region Water Revenue	5.000%	7/15/32	1,100	1,394
	Capital Region Water Revenue	5.000%	7/15/35	500	624

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,233
	Capital Region Water Sewer Revenue	5.000%	7/15/31	1,240	1,541
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	618
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,685
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,225
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	2,203
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	3,171
[6]	Centennial School District Bucks County GO	5.000%	12/15/33	1,000	1,323
[6]	Centennial School District Bucks County GO	5.000%	12/15/34	1,000	1,317
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	12/1/21	3,000	3,187
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	5,000	5,320
	Central Dauphin School District GO	4.000%	5/15/32	1,000	1,138
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,221
	Central Dauphin School District GO	4.000%	5/15/35	2,325	2,594
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,109
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,784
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	2,321
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project), Prere.	7.000%	11/15/21	6,930	7,490
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,280	6,925
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,308
	Chartiers Valley School District GO	5.000%	10/15/35	1,160	1,373
	Chartiers Valley School District GO	5.000%	10/15/40	2,750	3,237
	Cheltenham Township School District GO	5.000%	3/15/38	4,210	4,881
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	3,277
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,911
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/41	3,450	4,002
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	2,232
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	3,553
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	4,431
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	18,000	20,563
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	2,949
	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,138
	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/35	785	803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,030
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,750	4,299
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,244
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,327
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,181
[5]	Coatesville School District GO	0.000%	10/1/33	1,000	620
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	290
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,162
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,337
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	2,340
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,360
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	5,039
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	6,546
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	5,130
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	6,428
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	8,758
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	12,470
[1,2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	41,441
	Commonwealth of Pennsylvania COP	5.000%	7/1/29	300	383
	Commonwealth of Pennsylvania COP	5.000%	7/1/30	375	476
	Commonwealth of Pennsylvania COP	5.000%	7/1/31	425	536
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	591
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	1,049
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,236
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	1,077
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,226
	Commonwealth of Pennsylvania GO	5.000%	1/15/21	100	102
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	120	125
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	250	260
	Commonwealth of Pennsylvania GO	5.375%	7/1/21	8,000	8,340
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	10,000	10,700
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	230	250
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	175	194
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,410
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	246
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	10	12
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	64
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	17
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	11,781
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	9,875	11,709
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	15,000	18,216
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	6,240	7,618
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,799
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	10,000	11,432
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	12,307
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	6,245
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	659
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	11,464
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,829
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	12,525
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	5,000	6,263
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	8,550	10,169
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,509
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	10,000	11,041
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	10,350	12,297
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	6,290	7,278
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,139
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	10,000	10,829
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	11,152
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	8,804
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	6,650	7,571
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	17,875	20,583
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	2,500	2,913
	Commonwealth of Pennsylvania GO	5.000%	10/15/31	14,955	17,007
	Commonwealth of Pennsylvania GO	4.000%	2/1/32	18,870	21,637
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	11,225	14,253
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	7,045
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	8,000	9,504
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	15,000	17,028
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	6,377
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	20,000	24,024
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	20,000	23,940
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,245
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	10,000	11,524
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	6,485
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	15,000	17,899
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,873
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	797
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,708
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,848
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	3,292
	Conestoga Valley School District GO	3.000%	2/1/33	1,000	1,093
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,346
	Conestoga Valley School District GO	3.000%	2/1/38	850	920
	Conestoga Valley School District GO	3.000%	2/1/39	1,000	1,080
[5]	Connellsville Area School District GO	4.000%	8/15/25	500	580
[5]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,989
[5]	Connellsville Area School District GO	4.000%	8/15/27	170	199
[1]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,595
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	737
	Council Rock School District GO	2.050%	11/15/33	1,085	1,121
	Council Rock School District GO	3.250%	11/15/39	5,010	5,384
	County of Chester PA GO	4.000%	7/15/37	1,185	1,383
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/30	1,000	1,206
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	901
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,687
	Cumberland County Municipal Authority College & University Revenue	5.000%	11/1/39	4,685	5,528
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,157
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,874
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,626
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	5,675
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	8,460
	Cumberland Valley School District GO	5.000%	12/1/30	500	598
	Cumberland Valley School District GO	5.000%	12/1/31	750	896
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,196
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,338
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,187
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	4,207
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,450
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,305
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,450	4,031
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	11,040	11,680
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,470
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	961
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,838
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,030	5,942
	Delaware County Authority College & University Revenue	5.000%	10/1/46	4,970	5,838
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,355	4,194
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,759
[5]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	5.000%	11/1/38	1,250	1,403
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,852
[5]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,440
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	4,042
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	4,319
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	18,930	23,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/44	755	955
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	11,500	13,898
	Delaware River Joint Toll Bridge Commission Highway Revenue, Prere.	5.000%	7/1/25	500	612
[3]	Delaware River PA Joint Toll Bridge Commission Revenue TOB VRDO	0.300%	9/3/20	11,260	11,260
	Delaware River Port Authority Highway Revenue	5.000%	1/1/30	3,000	3,866
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	3,500	3,948
	Delaware River Port Authority Highway Revenue	5.000%	1/1/32	2,750	3,502
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	5,000	5,619
	Delaware River Port Authority Highway Revenue	5.000%	1/1/34	3,500	3,926
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,476
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,000	13,312
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	3,060
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	5,115	5,688
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	3,640	3,916
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/25	2,715	2,914
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	3,205	3,428
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	1,000	1,066
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	9,802
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,170	8,002
[4]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.090%	9/2/20	28,900	28,900
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,730	4,015
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,445	4,769
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,170	1,252
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,025	1,094
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	865	921
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,000	4,337
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	8,045
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/30	1,280	1,303
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/34	1,000	1,019
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/35	1,250	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/45	4,325	4,362
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/30	825	849
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,750	3,800
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue	5.000%	8/1/38	2,500	2,805
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue	5.000%	8/1/41	2,100	2,350
[5]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,701
[5]	East Pennsboro Area School District GO	4.000%	10/1/47	1,750	1,982
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	284
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	284
[1]	Erie City Water Authority Water Revenue	5.000%	12/1/43	1,500	1,864
[5]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,175	2,528
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,434
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,502
[1]	Erie School District GO	5.000%	4/1/27	150	189
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,713
[1]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	3,957
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,455
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	1,112
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	2,312
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	1,904
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	5,136
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,283
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	4,400	5,252
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	8,000	9,312
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,588
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	13,000	15,342
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	25,030	27,657
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	10,500	11,982
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	20,000	24,704
[6]	Gettysburg Area School District GO	4.000%	4/1/33	1,085	1,294
[6]	Gettysburg Area School District GO	4.000%	4/1/35	750	886
[6]	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,412
[1,6]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,431
[1,6]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,700
[1,6]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/44	1,500	1,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	3,897
	Hamburg Area School District GO	5.000%	4/1/21	300	308
	Hamburg Area School District GO	5.000%	4/1/22	300	323
	Hamburg Area School District GO	5.000%	4/1/23	335	375
	Hampden Township PA GO, Prere.	5.000%	11/15/20	180	182
	Haverford Township PA GO	3.650%	6/1/48	935	1,028
	Haverford Township School District GO	3.000%	3/1/31	3,920	4,398
	Haverford Township School District GO	3.000%	3/1/32	4,050	4,499
	Haverford Township School District GO	3.000%	3/1/33	4,170	4,581
	Haverford Township School District GO	3.000%	3/1/34	1,985	2,169
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,670	2,776
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	1,013
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	701
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,300	4,768
	Lancaster County PA GO	4.000%	11/1/31	375	444
	Lancaster County PA GO	4.000%	11/1/32	300	353
	Lancaster County PA GO	4.000%	11/1/33	375	439
	Lancaster County PA GO	4.000%	11/1/34	500	584
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	10,419
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	761
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	798
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,376
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	763
[4]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	0.030%	9/1/20	200	200
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/30	3,000	3,464
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/31	4,235	4,886
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/32	2,600	2,991
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,709
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,419
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,520
[5]	Lancaster PA GO	4.000%	11/1/31	1,400	1,656
[5]	Lancaster PA GO	4.000%	11/1/32	2,445	2,873
[5]	Lancaster PA GO	4.000%	11/1/33	2,545	2,973
[5]	Lancaster PA GO	4.000%	11/1/34	2,660	3,098
[5]	Lancaster PA GO	4.000%	11/1/35	2,355	2,732
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,616
	Lehigh County Authority Water Revenue	5.000%	12/1/38	15	17
	Lehigh County Authority Water Revenue	5.000%	12/1/43	14,460	16,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lehigh County Authority Water Revenue	5.125%	12/1/47	3,175	3,585
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,939
[3]	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	0.390%	9/3/20	10,000	10,000
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	5,000	5,193
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,000	8,568
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	27,000	30,016
[8]	Luzerne County PA GO	5.250%	12/15/21	2,450	2,512
[1]	Luzerne County PA GO	5.000%	11/15/29	2,500	3,006
	Lycoming County Authority College & University Revenue	5.000%	5/1/26	2,000	2,142
	Lycoming County Authority College & University Revenue	5.000%	7/1/30	5,565	5,767
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	492
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	3,372
	Manheim Township School District GO	4.000%	2/1/31	1,000	1,213
	Manheim Township School District GO	5.000%	2/1/31	1,200	1,450
	Marple Newtown School District GO	3.000%	6/1/40	3,745	4,043
	Marple Newtown School District GO	3.000%	6/1/44	2,000	2,136
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,880
	Mechanicsburg Area School District GO	4.000%	3/1/33	1,645	1,940
	Methacton School District GO	4.000%	9/15/41	520	595
	Methacton School District GO	4.000%	9/15/42	565	645
	Methacton School District GO	4.000%	9/15/45	1,000	1,136
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,882
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	10,875	11,648
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,805
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,083
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,229
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,230
	Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,160	1,201
	Montgomery County Higher Education and Health Authority College & University Revenue (Gwynedd Mercy University Project) PUT	3.000%	5/1/21	1,080	1,091
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,302

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,337
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,109
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,105
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,469
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,750	2,169
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,700
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	3,383
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	3,019
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,650	5,113
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	8,120
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,122
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/48	3,000	2,839
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,608
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	4,300	4,726
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	7,950	8,684
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	870	1,043
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	6,399
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/28	3,795	4,147
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,612
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/30	5,000	5,423
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,311

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,250	12,018
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,686
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,818
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	767
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	8,500	8,950
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	3,072
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	3,300	3,471
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,730	3,918
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	6,892
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/20	225	226
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/21	200	205
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	104
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	238
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	322
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	271
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	383
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	150	165
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	220
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	109
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	229
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	245
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	108
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	200	216
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	395	425
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	650	697
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	605	647
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	300	320
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,107
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,103
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	6.625%	12/1/21	1,565	1,688
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	4,110	4,421
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	3,813
[1]	Montour School District GO	5.000%	4/1/40	3,185	3,755
[1]	Moon Area School District GO	4.000%	11/15/31	2,050	2,418
[1]	Moon Area School District GO	4.000%	11/15/32	1,000	1,173
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	1,050
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	3,616
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	6,728
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,697
[1]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	2,013
[1]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	2,098
[1]	Mount Union PA Area School District GO	5.000%	9/1/34	1,740	2,201
[5]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,261
[5]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,460
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,135
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,882
	North Allegheny School District GO	3.000%	5/1/33	2,780	3,075
	North Allegheny School District GO	4.000%	5/1/37	1,065	1,249
	North Allegheny School District GO	4.000%	5/1/38	2,345	2,742
	North Allegheny School District GO	4.000%	5/1/44	1,750	2,014
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/32	4,000	4,458
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	8,603
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,591
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,851
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	2,000	2,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority College & University Revenue VRDO	0.090%	9/3/20	515	515
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,769
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,383
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	9,555	10,373
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	7,865
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,557
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,795	2,043
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	4,238
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,775	1,802
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,011
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,948
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,328
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,080
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,350	1,452
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,197
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,325
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,216
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,833
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,135
[5]	Northern Tioga School District GO	5.000%	4/1/31	700	871
[5]	Northern Tioga School District GO	4.000%	4/1/33	500	569
	Palmer Township PA GO	4.000%	5/15/30	1,495	1,652
[5]	Penn Hills School District GO	3.000%	10/1/30	3,030	3,403
[5]	Penn Hills School District GO	3.000%	10/1/31	4,180	4,645
[5]	Penn Hills School District GO	3.000%	10/1/32	2,845	3,125
[5]	Penn Hills School District GO	3.000%	10/1/33	5,015	5,479
	Penn Manor School District GO	5.000%	3/1/32	1,000	1,242
	Penn Manor School District GO	5.000%	3/1/35	800	986
	Penn Manor School District GO	5.000%	3/1/36	1,700	2,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Penn Manor School District GO	5.000%	3/1/38	1,250	1,529
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,355	1,139
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	3,020
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,440
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	4,139
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,530
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	7,204
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,696
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	1,215	1,575
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	9,085
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/32	2,500	2,829
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	11,405	12,634
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,967
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,500	4,954
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	5,000	5,550
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/45	4,000	4,323
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	11,300
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	10,000	11,051
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,780
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	2,064
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,552
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,483
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,235	1,328
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/30	200	265
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/31	4,000	4,626
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	2,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	388
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,750	2,067
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,748
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	3,965	4,587
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/32	230	301
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	4,137
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,590
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,912
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,517
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,389
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,527
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	2,265
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,612
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,589
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,604
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,173
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/37	5,865	6,003
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,950	5,004
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	2,000	2,524
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/39	5,000	5,703
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,000	1,156
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/40	7,000	7,054
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	10,428
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,000	7,870
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	1,000	1,165
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,445
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	17,800	20,143
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	6,197
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/48	2,500	2,900
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	10,000	11,391

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/20	595	596
Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/21	1,245	1,263
Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/27	1,250	1,270
Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/42	535	535
Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	11,120	11,953
Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	7,755	8,336
Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/22	1,260	1,387
Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/23	2,025	2,286
Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,453
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	887
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,180	1,386
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	888
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,695	3,159
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,596
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	925
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	11,000	12,739
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	6,668
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	6,675	7,511
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,130	6,570
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	7,609
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	10,000	11,975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,000	5,693
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	12,010	14,861
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,671
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	10/1/33	5,000	5,504
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	3,248
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	1,096
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,809	8,773
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	5,500	5,776
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	10/1/36	8,500	9,275
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	10/1/37	8,000	8,746
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	4/1/38	2,500	2,757
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	10/1/38	6,000	6,539
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	4,000	4,189
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,890	7,350
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	6,347
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	3,134
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	10/1/47	17,000	18,230
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.090%	9/2/20	600	600
[3]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.290%	9/3/20	6,600	6,600
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	7,000	8,282
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	6,900	8,305
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	6,076
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	5,757
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	3,040	3,693
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	9,368
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,000	1,281
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,681
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	4,327
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	18,364
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	9,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	14,345	17,161
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	2,305	2,767
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	8,476
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	8,375	9,864
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,500	3,227
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	9,775	11,213
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	8,249
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	10,000	11,431
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,325	11,415
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	6,356
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,542
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,268
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,800	11,175
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	630
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	2,996
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	1,325	1,633
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	630
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	11,019
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	9,000	11,049
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	11,385
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	5,151
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,567
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,715
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	5,196
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,999
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,245
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,465
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	11,707
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	7,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	4,000	4,506
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,688
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	7,794
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,590
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	9,317
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	3,500	3,933
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	6,882
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	23,104
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,100	2,369
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	2,010	2,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	7,200	8,218
[5]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	10,655	6,345
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	268
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,618
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	14,500	16,942
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,548
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,275	1,391
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,400	7,174
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,000	6,725
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,890	2,301
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	2,970
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	14,960	16,950
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	4,700	5,368
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	5,000	5,726
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	4,095	4,636
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	16,000	18,423
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	8,300
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	14,701
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	13,750	16,564
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,380	5,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,000	5,645
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	8,150	9,956
[4]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.070%	9/3/20	3,800	3,800
[4]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.070%	9/3/20	15,000	15,000
[9]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/2021	0.000%	12/1/34	3,855	4,229
[9]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/2021	0.000%	12/1/37	4,060	4,461
[9]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/41	9,795	9,932
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,140	2,364
[1,3]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.040%	9/1/20	9,895	9,895
[3]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.130%	9/3/20	7,330	7,330
[1,3]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.270%	9/3/20	1,300	1,300
[3]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.420%	9/3/20	6,910	6,910
[3]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.420%	9/3/20	4,140	4,140
[3]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.420%	9/3/20	2,800	2,800
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,779
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	9,490
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,631
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	3,500	4,084
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,550
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,532
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	5,438
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,593
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/40	7,430	8,443
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	12,530	13,970
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,241
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	4,410
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,472
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,860
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	4,319
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	10,000	11,757
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	12,000	13,836
[4]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	0.080%	9/3/20	200	200
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,165
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,707
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/31	1,130	1,359
[4]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.070%	9/3/20	8,200	8,200
	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/37	3,250	3,911
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	7/1/22	10	10
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	1,375	1,483
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/28	1,400	1,710
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,750	2,148
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,360
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,707
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,750	2,059
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/31	3,270	3,962
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	2,000	2,352
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	3,000
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,999
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,785
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,384
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,378
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,220
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/40	115	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/40	65	65
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,867
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	13,494
[4]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.070%	9/3/20	2,000	2,000
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,144
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	3,850	4,061
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	9,620	9,620
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	6,615	6,615
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	2,800	2,800
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,636
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	2,179
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,685
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	899
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,854
	Philadelphia PA GO	5.000%	8/1/23	3,800	4,274
	Philadelphia PA GO	5.000%	8/1/26	4,125	5,093
	Philadelphia PA GO	5.000%	2/1/30	2,500	3,292
[1]	Philadelphia PA GO	5.000%	8/1/30	5,330	6,719
	Philadelphia PA GO	5.000%	8/1/30	4,000	4,781
	Philadelphia PA GO	5.000%	2/1/31	2,500	3,240
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,475
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,762
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,691
	Philadelphia PA GO	5.000%	8/1/32	4,420	5,438
	Philadelphia PA GO	5.250%	7/15/33	3,585	4,114
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,745
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	7,400
[4]	Philadelphia PA GO VRDO	0.070%	9/3/20	8,755	8,755
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/30	4,000	4,765
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/31	6,210	7,057
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	7,277
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/32	1,000	1,255
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/33	1,765	2,211
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,654
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,660
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,499
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	3,032
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	3,371
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	3,091
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	10,000	11,374
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	3,195	4,181
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/43	4,375	4,959
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	5,048
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/45	14,000	15,834
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	7,700	9,853
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,457
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	4,000	4,832
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,225
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	12,235
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	9,923
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	9,000	9,582
[7]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	730	733
	Philadelphia Parking Authority Port, Airport & Marina Revenue	5.125%	9/1/29	5,975	5,991
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/27	2,000	2,359
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/28	3,000	3,535
	Philadelphia School District GO	4.000%	9/1/22	125	125
	Philadelphia School District GO	5.250%	9/1/22	7,500	7,500
[8]	Philadelphia School District GO	5.000%	6/1/26	5,000	6,158
	Philadelphia School District GO	5.000%	9/1/27	2,415	2,899
	Philadelphia School District GO	5.000%	9/1/28	5,000	6,134
	Philadelphia School District GO	5.000%	9/1/29	2,665	3,187
	Philadelphia School District GO	5.000%	9/1/29	5,135	6,273
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,379
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,303
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,987
	Philadelphia School District GO	5.000%	9/1/35	4,240	5,230
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,402
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,657
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,396
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,686
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,649
	Philadelphia School District GO	5.000%	9/1/38	2,000	2,373
[1]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia School District GO	5.000%	9/1/44	10,165	12,430
	Pine-Richland School District GO	4.000%	3/1/35	500	603
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,495
	Pine-Richland School District GO	4.000%	3/1/37	750	897
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,184
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	589
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,170
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	574
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	569
	Pittsburgh PA GO	5.000%	9/1/30	500	635
	Pittsburgh PA GO	4.000%	9/1/31	500	599
	Pittsburgh PA GO	3.000%	9/1/32	500	551
	Pittsburgh PA GO	3.000%	9/1/33	550	603
	Pittsburgh PA GO	5.000%	9/1/34	50	62
	Pittsburgh PA GO	4.000%	9/1/35	750	878
	Pittsburgh PA GO	5.000%	9/1/35	600	741
	Pittsburgh PA GO	4.000%	9/1/36	875	1,020
	Pittsburgh PA GO	5.000%	9/1/36	825	1,013
	Pittsburgh PA GO	4.000%	9/1/38	500	580
[5]	Pittsburgh PA GO, Prere.	5.000%	9/1/24	1,150	1,363
	Pittsburgh School District GO	4.000%	9/1/33	1,030	1,205
	Pittsburgh School District GO	4.000%	9/1/34	1,710	1,994
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,264
	Pittsburgh School District GO	4.000%	9/1/35	1,670	1,937
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,404
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,354
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,992
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,830	9,653
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,400
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,674
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	6,154
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,948
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	1,085	1,408
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,000	5,686
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/40	5,000	5,679
[5]	Plum Boro PA School District GO, Prere.	5.000%	9/15/23	4,920	5,620
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	3,750	4,174
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,797
	Port Authority of Allegheny County Sales Tax Revenue	5.750%	3/1/29	6,000	6,154
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	7,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	14,405	16,761
	Quaker Valley PA School District GO	5.000%	10/1/31	350	474
	Quaker Valley PA School District GO	5.000%	10/1/32	365	491
	Quaker Valley PA School District GO	5.000%	10/1/33	330	441
	Quaker Valley PA School District GO	5.000%	10/1/34	400	533
	Quaker Valley PA School District GO	5.000%	10/1/35	350	464
[1]	Reading School District GO	5.000%	3/1/38	1,750	2,085
[5]	Reading School District GO	4.000%	4/1/44	1,000	1,151
[5]	Schuylkill County Municipal Authority Water Revenue	4.000%	6/15/40	3,650	4,073
	Scranton PA School District GO	5.000%	6/1/27	1,000	1,197
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,899
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,583
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,531
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,563
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,376
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,452
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,961
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,760
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,282
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,130	1,267
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	2,500	2,758
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	6,143
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	11,500	13,035
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	200	200
	State College PA Area School District GO	5.000%	5/15/36	375	477
	State College PA Area School District GO	5.000%	5/15/37	680	862
	State College PA Area School District GO	5.000%	5/15/38	400	506
	State College PA Area School District GO	5.000%	3/15/40	3,000	3,524
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,172
	State Public School Building Authority College & University Revenue	5.500%	5/1/33	6,165	6,951
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,425
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,720
[5]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/29	1,210	1,409
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,224
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	4,443
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,299
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,485
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,410	13,992
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	16,480	20,143
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	5,621
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,895
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	7,178
[1]	State Public School Building Authority Miscellaneous Revenue (Harrisburg School District Project)	5.000%	12/1/30	3,500	4,268
[1]	State Public School Building Authority Miscellaneous Revenue (Harrisburg School District Project)	5.000%	12/1/32	2,750	3,314
[1]	State Public School Building Authority Miscellaneous Revenue (Harrisburg School District Project)	5.000%	12/1/33	2,000	2,401
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	5,000	5,110
	Susquehanna Township School District GO	3.000%	5/15/33	2,500	2,785
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	2,014
[5]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,420
[5]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,396
[5]	Trinity Area School District GO	4.000%	1/15/38	3,700	4,150
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,366
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/48	3,000	3,415
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	5,164
[1]	Upper Allegheny Joint Sanitary Authority Sewer Revenue	3.000%	9/1/39	1,000	1,080
	Upper Merion PA Area School District GO	5.000%	1/15/34	500	607
	Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,907
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,972
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	5,517
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,802
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,418
	West Bradford Township PA GO	4.000%	12/15/40	745	869
	West Bradford Township PA GO	4.000%	12/15/45	1,395	1,611
	West Bradford Township PA GO	4.000%	12/15/49	1,125	1,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,831
[5]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,438
[5]	West Mifflin School District GO	3.000%	4/1/38	5,920	6,444
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/22	1,000	1,024
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,697
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,581
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,819
	West Shore Area Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/21	330	336
[6]	West Shore PA School District GO	5.000%	11/15/32	600	773
[6]	West Shore PA School District GO	4.000%	11/15/34	640	766
[6]	West Shore PA School District GO	4.000%	11/15/35	540	644
[6]	West Shore PA School District GO	4.000%	11/15/36	1,100	1,306
[6]	West Shore PA School District GO	4.000%	11/15/37	1,000	1,184
[6]	West Shore PA School District GO	4.000%	11/15/38	500	590
[6]	West Shore PA School District GO	4.000%	11/15/40	500	587
[6]	West Shore PA School District GO	4.000%	11/15/45	1,000	1,162
[6]	West Shore PA School District GO	4.000%	11/15/48	1,000	1,158
	West View Municipal Authority Water Revenue	4.000%	11/15/32	1,050	1,223
	West View Municipal Authority Water Revenue	4.000%	11/15/33	1,000	1,160
	West View Municipal Authority Water Revenue	4.000%	11/15/34	1,000	1,155
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,382
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,640
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,766
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,856
	West View Municipal Authority Water Revenue	4.000%	11/15/39	1,400	1,594
	West York Area School District GO	5.000%	4/1/33	4,265	4,738
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	8,000	8,986
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,954
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	3,263
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.125%	7/1/30	1,500	1,504
[3]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	7,315
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,716
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,839
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,156
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	4,110	4,138
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,542
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,308
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,556
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,800	3,157
[5]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,886
[5]	William Penn School District GO	3.000%	11/15/34	2,595	2,768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,890
	York County PA GO	5.000%	6/1/32	2,875	3,408
	York County PA GO	5.000%	6/1/33	1,020	1,207
	York County PA GO	4.000%	3/1/34	3,000	3,525
	York County PA GO	5.000%	6/1/38	5,000	5,645
					4,097,488
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,126
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	754
					1,880
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	831	767
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,269	1,076
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,526	1,210
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,288
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	9,511	9,963
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,081	1,132
					15,436
Total Tax-Exempt Municipal Bonds (Cost $3,820,293)					4,114,804
Total Investments (100.0%) (Cost $3,820,293)					4,114,804
Other Assets and Liabilities—Net (0.0%)					628
Net Assets (100%)					4,115,432
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Securities with a value of $512,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $79,700,000, representing 1.9% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2020.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Step bond.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	368	46,380	30

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2020	(54)	(11,929)	155
				185
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,114,804	—	4,114,804
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	126	—	—	126
1	Represents variation margin on the last day of the reporting period.